Significant accounting policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) waterUtility facility	Dec. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Number of electric generating facilities | facility	3
Number of power generating facilities | facility	2
Number of water pipeline projects | waterUtility	1
Generating assets of Long Sault	$ 13,223,906	$ 10,920,786
Long-term debt of Long Sault	7,234,541	6,182,415
Non-regulated energy sales	1,677,058	1,626,392
Interest expense on long-term debt and others	181,934	181,488
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Generating assets of Long Sault	59,521	60,230
Long-term debt of Long Sault	20,328	21,754
Operating expenses and amortization	5,400	4,930
Interest expense on long-term debt and others	$ 2,119	2,340
Minimum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	7.52%
Lease renewal term	1 year
Maximum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	60.00%
Lease renewal term	5 years
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Interconnection agreements
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years
Customer Relationships | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Customer Relationships | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years
Non-regulated energy sales
Significant Accounting Policies [Line Items]
Non-regulated energy sales	$ 255,955	246,601
Non-regulated energy sales | Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Non-regulated energy sales	$ 17,116	$ 17,108